Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 23, 2019
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000826644
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 23, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jan. 23, 2019
Prospectus Date	rr_ProspectusDate	Jan. 23, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A